Real Estate - Narrative (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($) Property Apartment Residential	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) Property Apartment Residential	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) Apartment mulit_tenant_property	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Real Estate [Line Items]
Purchase price			$ 1,501,958,217		$ 1,499,381,750
Average percentage of real estate portfolio occupied			93.80%		93.90%	93.10%
Average monthly collected rent			$ 1,189		$ 1,163	$ 1,137
Depreciation and amortization	$ 18,515,635	$ 17,629,793	$ 36,797,927	$ 35,065,143	70,993,280	68,417,556	$ 67,991,543
Building and Improvements [Member]
Real Estate [Line Items]
Depreciation					70,993,280	67,407,444	54,857,243
Tenant Origination and Absorption [Member]
Real Estate [Line Items]
Amortization of intangible assets					$ 0	$ 1,010,112	$ 13,134,300
Tenant Origination and Absorption [Member] | Maximum [Member]
Real Estate [Line Items]
Weighted average amortization period of tenant origination and absorption costs					1 year
Residential Real Estate [Member]
Real Estate [Line Items]
Number of multifamily properties	34		34		34
Number of apartment homes	11,601		11,601		11,601
Average percentage of real estate portfolio occupied			96.00%		95.50%
Number of parcels of land held for development | Property	1		1